Acquisitions and dispositions	12 Months Ended
Mar. 31, 2011
Acquisitions and dispositions

5. Acquisitions and dispositions:

During the years ended March 31, 2009, 2010 and 2011, Toyota made several acquisitions and dispositions, however the assets and liabilities acquired or transferred were not material.